UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3578

Aquila Funds Trust

(Exact Name of Registrant as Specified in Charter)

120 West 45th Street, Suite 3600

New York, New York 10036

(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer

120 West 45th Street, Suite 3600

New York, New York 10036

(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: December 31, 2017

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2018
(unaudited)

Principal
Amount	Corporate Bonds (96.6%)	Value	(a)

	Communication Services (12.3%)

	Advertising Services (0.5%)
	Lamar Media Corp.
$950,000	5.000%, 05/01/23	$964,250

	Cable/Satellite TV (1.6%)
	CCO Holdings LLC
1,450,000	5.250%, 03/15/21	1,459,063
1,425,000	5.750%, 01/15/24	1,448,156
		2,907,219

	Cellular Telecom (2.5%)
	Sprint Capital Corp.
1,425,000	6.900%, 05/01/19	1,448,156

	Sprint Communications, Inc.
700,000	7.000%, 08/15/20	731,500

	T-Mobile USA, Inc.
1,450,000	6.000%, 03/01/23	1,490,600
1,000,000	6.000%, 04/15/24	1,036,250
		4,706,506

	Internet Connectivity Services (2.0%)
	Zayo Group LLC
3,625,000	6.000%, 04/01/23	3,733,750

	Internet Content - Entertainment (1.0%)
	Netflix, Inc.
1,150,000	5.375%, 02/01/21	1,178,750
675,000	5.500%, 02/15/22	696,094
		1,874,844

	Satellite Telecom (0.9%)
	Hughes Satellite Systems Corp.
1,625,000	7.625%, 06/15/21	1,755,455

	Telephone - Integrated (1.6%)
	Level 3 Financing, Inc.
1,900,000	6.125%, 01/15/21	1,914,250
1,075,000	5.375%, 08/15/22	1,086,261
		3,000,511

	Television (1.0%)
	LIN Television Corp.
900,000	5.875%, 11/15/22	913,500

	Tribune Media Co.
900,000	5.875%, 7/15/22	915,750
		1,829,250

	Theaters (1.2%)
	Live Nation Entertainment, Inc.
2,150,000	5.375%, 06/15/22 144A	2,176,875

	Total Communication Services	22,948,660

	Consumer Discretionary (16.4%)

	Casino Hotels (3.0%)
	Boyd Gaming Corp.
3,000,000	6.875%, 05/15/23	3,151,500

	MGM Resorts International
1,425,000	6.750%, 10/01/20	1,498,031
975,000	6.625%, 12/15/21	1,033,500
		5,683,031

	Casino Services (2.5%)
	Eldorado Resorts, Inc.
4,500,000	7.000%, 08/01/23	4,736,250

	Casinos & Gaming (2.9%)
	Pinnacle Entertainment, Inc.
2,550,000	5.625%, 05/01/24	2,693,438

	Scientific Games International, Inc.
2,600,000	10.000%, 12/01/22	2,752,750
		5,446,188

	Cruise Lines (1.3%)
	NCL Corp. Ltd.
2,350,000	4.750%, 12/15/21 144A	2,364,688

	Food - Catering (0.8%)
	Aramark Corp.
1,425,000	5.125%, 01/15/24	1,441,031

	Funeral Service & Related Items (2.1%)
	Service Corp. International
3,225,000	5.375%, 01/15/22	3,265,313
750,000	5.375%, 05/15/24	762,330
		4,027,643

	Hotels & Motels (0.5%)
	Wyndham Destinations, Inc.
950,000	5.625%, 03/01/21	969,000

	Racetracks (0.4%)
	GLP Capital LP
750,000	4.875%, 11/01/20	764,183

	Resorts/Theme Parks (0.6%)
	Cedar Fair LP
1,100,000	5.375%, 06/01/24	1,094,500

	Security Services (0.6%)
	Prime Security Services Borrower, LLC
1,000,000	9.250%, 05/15/23 144A	1,069,500

	Theaters (1.7%)
	Cinemark Holdings, Inc.
2,525,000	5.125%, 12/15/22	2,537,625
575,000	4.875%, 06/01/23	565,656
		3,103,281

	Total Consumer Discretionary	30,699,295

	Consumer Staples (4.9%)

	Consumer Products - Miscellaneous (1.2%)
	Central Garden & Pet Co.
2,100,000	6.125%, 11/15/23	2,165,625

	Diversified Operations (1.4%)
	Spectrum Brands Holding, Inc.
2,500,000	7.750%, 01/15/22	2,573,750

	Food - Miscellaneous/Diversified (1.0%)
	Pinnacle Foods, Inc.
1,800,000	5.875%, 01/15/24	1,890,000

	Food - Retail (1.3%)
	Ingles Markets, Inc.
2,500,000	5.750%, 06/15/23	2,531,250

	Total Consumer Staples	9,160,625

	Energy (13.3%)

	Gas - Distribution (1.7%)
	NGL Energy Partners LP
3,100,000	5.125%, 07/15/19	3,115,500

	Midstream Oil & Gas (5.1%)
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
950,000	6.250%, 04/01/23	983,250

	Energy Transfer Equity, LP
2,525,000	7.500%, 10/15/20	2,701,750

	Genesis Energy LP
1,450,000	6.000%, 05/15/23	1,430,063

	PBF Logistics LP
2,000,000	6.875%, 05/15/23	2,042,500

	Rockies Express Pipeline, LLC
775,000	6.000%, 01/15/19 144A	780,619

	Targa Resources Partners LP
1,550,000	4.125%, 11/15/19	1,544,188
		9,482,370

	Oil Company - Exploration & Production (3.5%)
	Antero Resources Corp.
1,400,000	5.375%, 11/01/21	1,417,920

	Continental Resources, Inc.
2,625,000	5.000%, 09/15/22	2,663,063

	SM Energy Co.
1,150,000	6.125%, 11/15/22	1,184,500

	Whiting Petroleum Corp.
600,000	6.250%, 04/01/23	621,000

	WPX Energy, Inc.
725,000	6.000%, 01/15/22	751,281
		6,637,764

	Oil Refining & Marketing (3.0%)
	Calumet Specialty Products Partners LP
2,175,000	6.500%, 04/15/21	2,164,125

	Murphy Oil USA, Inc.
1,425,000	6.000%, 08/15/23	1,464,188

	PBF Holdings Co. LLC
1,875,000	7.000%, 11/15/23	1,950,000
		5,578,313

	Total Energy	24,813,947

	Financials (11.4%)

	Finance - Other Services (0.6%)
	VFH Parent LLC
1,000,000	6.750%, 06/15/22 144A	1,032,500

	Financial Guarantee Insurance (0.4%)
	MGIC Investment Corp.
725,000	5.750%, 08/15/23	757,625

	REITS - Diversified (3.2%)
	CoreCivic, Inc.
625,000	5.000%, 10/15/22	617,188

	Equinix, Inc.
900,000	5.375%, 01/01/22	929,250
2,200,000	5.375%, 04/01/23	2,252,250

	The Geo Group, Inc.
600,000	5.875%, 01/15/22	603,000

	SBA Communications Corp.
750,000	4.875%, 07/15/22	757,200

	VICI Properties 1 LLC/VICI FC, Inc.
725,000	8.000%, 10/15/23	800,219
		5,959,107

	REITS - Healthcare (1.2%)
	MPT Operating Partnership LP
2,200,000	6.375%, 03/01/24	2,299,000

	REITS - Hotels (4.1%)
	Ryman Hospitality Properties
3,550,000	5.000%, 04/15/21	3,558,875
4,125,000	5.000%, 04/15/23	4,114,688
		7,673,563

	REITS - Mortgage (0.3%)
	iStar, Inc.
614,000	5.000%, 07/01/19	615,028

	REITS - Storage (1.6%)
	Iron Mountain, Inc.
2,850,000	6.000%, 08/15/23	2,923,046

	Total Financials	21,259,869

	Healthcare (8.7%)

	Dialysis Centers (0.8%)
	DaVita, Inc.
1,450,000	5.750%, 08/15/22	1,478,420

	Medical Equipment (0.4%)
	Teleflex, Inc.
825,000	5.250%, 06/15/24	847,688

	Medical Products (1.1%)
	Hill-Rom Holdings, Inc.
2,000,000	5.750%, 09/01/23 144A	2,050,000

	Medical - HMO (1.9%)
	Centene Corp.
3,475,000	5.625%, 02/15/21	3,535,813

	Medical - Hospitals (3.2%)
	HCA Holdings, Inc.
1,000,000	4.250%, 10/15/19	1,007,500
1,425,000	6.500%, 02/15/20	1,482,713
925,000	6.250%, 02/15/21	964,313
925,000	7.500%, 02/15/22	1,012,875

	LifePoint Health, Inc.
1,425,000	5.500%, 12/01/21	1,448,384
		5,915,785

	Physical Therapy/Rehabilitation Centers (1.3%)
	Encompass Health Corp.
1,375,000	5.125%, 03/15/23	1,378,438
1,000,000	5.750%, 11/01/24	1,007,500
		2,385,938

	Total Healthcare	16,213,644

	Industrials (15.5%)

	Aerospace/Defense - Equipment (4.2%)
	KLX, Inc.
2,375,000	5.875%, 12/01/22 144A	2,453,375

	Moog, Inc.
675,000	5.250%, 12/01/22 144A	680,063

	TransDigm, Inc.
1,500,000	5.500%, 10/15/20	1,501,875
3,250,000	6.000%, 07/15/22	3,302,813
		7,938,126

	Building - Heavy Construction (0.7%)
	MasTec, Inc.
1,350,000	4.875%, 03/15/23	1,339,875

	Consulting Services (1.1%)
	FTI Consulting, Inc.
1,925,000	6.000%, 11/15/22	1,969,468

	Distribution/Wholesale (0.5%)
	HD Supply, Inc.
975,000	5.750%, 04/15/24 144A	1,024,969

	Diversified Manufacturing Operations (2.1%)
	Actuant Corp.
1,500,000	5.625%, 06/15/22	1,516,875

	EnPro Industries, Inc.
2,350,000	5.875%, 09/15/22	2,394,063
		3,910,938

	Electric Products - Miscellaneous (1.3%)
	WESCO Distribution, Inc.
2,350,000	5.375%, 12/15/21	2,373,500

	Engineering/R&D Services (0.4%)
	Engility Corp.
600,000	8.875%, 09/01/24	652,500

	Machinery - Construction & Mining (0.7%)
	Blueline Rental LLC
1,325,000	9.250%, 03/15/24 144A	1,392,906

	Rental Auto/Equipment (0.4%)
	Herc Rentals, Inc
750,000	7.500%, 06/01/22 144A	793,125

	Rubber/Plastic Products (1.1%)
	Gates Global LLC
2,000,000	6.000%, 07/15/22 144A	2,012,500

	Security Services (0.4%)
	ADT Corp.
825,000	4.125%, 06/15/23	788,890

	Transportation - Truck (1.4%)
	XPO Logistics, Inc.
2,572,000	6.500%, 06/15/22 144A	2,655,590

	Waste Management (1.2%)
	Covanta Holding Corp.
2,125,000	6.375%, 10/01/22	2,170,156

	Total Industrials	29,022,543

	Information Technology (7.7%)

	Computer Services (1.3%)
	GCI LLC
2,325,000	6.750%, 06/01/21	2,354,063

	Computers (1.1%)
	Dell International LLC/EMC Corp.
1,975,000	7.125%, 06/15/24 144A	2,118,583

	Data Processing/Management (0.9%)
	First Data Corp.
1,150,000	7.000%, 12/01/23 144A	1,197,438
500,000	5.750%, 01/15/24 144A	508,125
		1,705,563

	Electronic Components - Semiconductors (1.1%)
	Amkor Technology, Inc.
2,000,000	6.375%, 10/01/22	2,035,400

	Office Automation & Equipment (0.4%)
	CDW Corp.
750,000	5.000%, 09/01/23	759,375

	Telecommunication Equipment (2.0%)
	Anixter, Inc.
3,700,000	5.625%, 05/01/19	3,741,625

	Travel Services (0.5%)
	Sabre GLBL, Inc.
1,000,000	5.375%, 04/15/23 144A	1,006,180

	Web Hosting/Design (0.4%)
	VeriSign, Inc.
750,000	4.625%, 05/01/23	762,870

	Total Information Technology	14,483,659

	Materials (5.1%)

	Building Products - Cement/Aggregates (1.3%)
	Summit Materials LLC
2,425,000	6.125%, 07/15/23	2,459,387

	Containers - Metal/Glass (0.8%)
	Ball Corp.
750,000	4.375%, 12/15/20	759,375
750,000	5.000%, 03/15/22	774,563
		1,533,938

	Containers - Paper/Plastic (1.6%)
	Berry Global, Inc.
1,000,000	5.500%, 05/15/22	1,016,350
900,000	5.125%, 07/15/23	904,500

	Graphic Packaging International LLC
1,000,000	4.875%, 11/15/22	1,005,000
		2,925,850

	Distribution/Wholesale (0.3%)
	Univar USA, Inc.
650,000	6.750%, 07/15/23 144A	673,563

	Garden Products (1.1%)
	Scotts Miracle-Gro Co.
2,000,000	6.000%, 10/15/23	2,055,000

	Total Materials	9,647,738

	Utilities (1.3%)

	Independent Power Producer (1.3%)
	Vistra Energy Corp.
2,375,000	7.375%, 11/01/22		2,467,031

	Total Corporate Bonds (cost $181,763,408)		180,717,011

Shares	Short-Term Investment (2.8%)

5,218,077	Dreyfus Treasury & Agency Cash Management - Institutional Shares, 1.96%* (cost $5,218,077)		5,218,077

	Total Investments (cost $186,981,485- note b)	99.4%	185,935,088
	Other assets less liabilities	0.6	1,067,463
	Net Assets	100.0%	$187,002,551

Percent of
Corporate
Portfolio Distribution	Bonds

Advertising Services	0.5%
Aerospace/Defense - Equipment	4.4
Building - Heavy Construction	0.7
Building Products - Cement/Aggregates	1.4
Cable/Satellite TV	1.6
Casino Hotels	3.1
Casino Services	2.6
Casinos & Gaming	3.0
Cellular Telecom	2.6
Computer Services	1.3
Computers	1.2
Consulting Services	1.1
Consumer Products - Miscellaneous	1.2
Containers - Metal/Glass	0.9
Containers - Paper/Plastic	1.6
Cruise Lines	1.3
Data Processing/Management	0.9
Dialysis Centers	0.8
Distribution/Wholesale	1.0
Diversified Manufacturing Operations	2.2
Diversified Operations	1.4
Electric Products - Miscellaneous	1.3
Electronic Components - Semiconductors	1.1
Engineering/R&D Services	0.4
Finance - Other Services	0.6
Financial Guarantee Insurance	0.4
Food - Catering	0.8
Food - Miscellaneous/Diversified	1.0
Food - Retail	1.4
Funeral Service & Related Items	2.2
Garden Products	1.1
Gas - Distribution	1.7
Hotels & Motels	0.5
Independent Power Producer	1.4
Internet Connectivity Services	2.1
Internet Content	1.0
Machinery - Construction & Mining	0.8
Medical - HMO	2.0
Medical - Hospitals	3.3
Medical Equipment	0.5
Medical Products	1.1
Midstream Oil & Gas	5.3
Office Automation & Equipment	0.4
Oil Company - Exploration & Production	3.7
Oil Refining & Marketing	3.1
Physical Therapy/Rehabilitation Centers	1.3
Racetracks	0.4
REITS - Diversified	3.3
REITS - Healthcare	1.3
REITS - Hotels	4.3

REITS - Mortgage	0.3
REITS - Storage	1.6
Rental Auto/Equipment	0.4
Resorts/Theme Parks	0.6
Rubber/Plastic Products	1.1
Satellite Telecom	1.0
Security Services	1.0
Telecommunication Equipment	2.1
Telephone - Integrated	1.7
Television	1.0
Theaters	2.9
Transportation - Truck	1.5
Travel Services	0.6
Waste Management	1.2
Web Hosting/Design	0.4
100.0%

* The rate is an annualized seven-day yield at period end.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2018
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2018, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $186,981,485 amounted to $1,046,397, which consisted of aggregate gross unrealized appreciation of $173,427 and aggregate gross unrealized depreciation of $1,219,824.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2018:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices
Short-Term Investment	$5,218,077
Level 2 – Other Significant Observable Inputs:
Corporate Obligations	180,717,011
Level 3 – Significant Unobservable Inputs	—
Total	$185,935,088
+See schedule of investments for a detailed listing of securities.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2018
(unaudited)

		Market
Shares	Common Stocks (97.4%)	Value	(a)

	Communication Services (3.2%)

	Internet Connectivity Services (0.7%)
94,570	Zayo Group Holdings, Inc.+	$3,283,470

	Internet Content - Entertainment (0.3%)
4,082	Netflix, Inc.+	1,527,199

	Radio (1.1%)
109,761	Liberty SiriusXM Group - C+	4,769,115

	Professional Sports (0.5%)
6,778	Madison Square Garden Co.+	2,137,239

	Theaters (0.6%)
48,344	Live Nation Entertainment, Inc.+	2,633,298

	Total Communication Services	14,350,321

	Consumer Discretionary (13.3%)

	Casino Hotels (0.7%)
92,327	Boyd Gaming Corp.	3,125,269

	Casino Services (1.2%)
109,275	Eldorado Resorts, Inc.+	5,310,765

	Commercial Services (1.6%)
116,710	ServiceMaster Global Holdings, Inc.+	7,239,521

	Distributiion/Wholesale (0.3%)
9,065	Pool Corp.	1,512,767

	E-Commerce/Services (0.5%)
16,420	GrubHub, Inc.+	2,276,140

	Food - Catering (0.6%)
65,975	Aramark Corp.	2,838,245

	Funeral Service & Related Items (1.2%)
117,806	Service Corp. International	5,207,025

	Hotels & Motels (1.9%)
194,311	Extended Stay America, Inc.	3,930,912
41,117	Hilton Worldwide Holdings, Inc.	3,321,431
10,625	Marriott International, Inc.	1,402,819
		8,655,162

	Racetracks (1.1%)
18,217	Churchill Downs, Inc.	5,058,861

	Recreational Centers (0.7%)
58,172	Planet Fitness, Inc.+	3,143,033

	Resorts/Theme Parks (1.2%)
46,653	Six Flags Entertainment Corp.	3,257,312
7,783	Vail Resorts, Inc.	2,135,811
		5,393,123

	Retail - Restaurants (0.8%)
12,259	Domino's Pizza, Inc.	3,613,953

	Retail - Vision Service Center (0.4%)
33,838	National Vision Holdings, Inc.+	1,527,447

	Schools (1.1%)
40,018	Bright Horizons Family Solutions, Inc.+	4,715,721

	Total Consumer Discretionary	59,617,032

	Consumer Staples (4.0%)

	Beverages - Non-Alcoholic (0.4%)
128,402	Cott Beverages, Inc.	2,073,692

	Beverages - Wine/Spirits (0.6%)
12,367	Constellation Brands, Inc.	2,666,573

	Distribution/Wholesale (0.7%)
94,505	Performance Food Group Co.+	3,147,017

	Food - Miscellaneous/Diversified (1.6%)
66,760	Conagra Brands, Inc.	2,267,837
30,205	Lamb Weston Holdings, Inc.	2,011,653
22,107	McCormick & Co., Inc.	2,912,597
		7,192,087

	Food - Wholesale/Distributors (0.7%)
98,783	US Foods Holding Corp.+	3,044,492

	Total Consumer Staples	18,123,861

	Energy (5.4%)

	Midstream Oil & Gas (2.1%)
42,553	Cheniere Energy, Inc.+	2,957,008
54,230	Oneok, Inc.	3,676,252
47,970	Targa Resources Corp.	2,701,191
		9,334,451

	Oil Company - Exploration & Production (2.3%)
22,020	EOG Resources, Inc.	2,809,091
31,477	Hess Corp.	2,253,124
33,240	Occidental Petroleum Corp.	2,731,331
117,445	WPX Energy, Inc.+	2,362,993
		10,156,539

	Oil Field Machinery & Equipment (0.3%)
36,443	National Oilwell Varco, Inc.	1,569,964

	Oil Refining & Marketing (0.7%)
21,463	HollyFrontier Corp.	1,500,264
32,344	PBF Energy, Inc.	1,614,289
		3,114,553

	Total Energy	24,175,507

	Financials (15.1%)

	Commercial Banks (3.0%)
21,854	BOK Financial Corp.	2,125,957
12,487	SVB Financial Group+	3,881,334
83,015	TCF Financial Corp.	1,976,587
32,025	Western Alliance Bancorp+	1,821,902
16,035	Wintrust Financial Corp.	1,362,013
44,189	Zions Bancorporation	2,216,078
		13,383,871

	Commercial Services - Finance (0.6%)
15,898	Moody's Corp.	2,658,146

	Decision Support Software (1.0%)
24,861	MSCI, Inc.	4,410,590

	Fiduciary Banks (0.3%)
15,558	Northern Trust Corp.	1,588,939

	Finance - Investment Banker/Broker (2.4%)
50,109	E*TRADE Financial Corp.+	2,625,211
84,446	LPL Financial Holdings, Inc.	5,447,611
52,024	TD Ameritrade Holding Corp.	2,748,428
		10,821,250

	Finance - Other Services (0.9%)
47,497	Nasdaq, Inc.	4,075,243

	Insurance Brokers (0.5%)
73,458	Brown & Brown, Inc.	2,172,153

	Investment Management/Advisor Service (0.6%)
28,059	Raymond James Financial, Inc.	2,582,831

	Property/Casualty Insurance (1.5%)
17,458	The Hanover Insurance Group, Inc.	2,153,793
62,464	Progressive Corp.+	4,437,443
		6,591,236

	Real Estate Management/Service (0.7%)
70,896	CBRE Group, Inc.+	3,126,514

	REITS - Diversified (2.0%)
22,153	Crown Castle International Corp.	2,466,293
56,227	Duke Realty Corp.	1,595,160
7,746	Equinix, Inc.	3,353,166
84,758	VICI Properties, Inc.	1,832,468
		9,247,087

	REITS - Hotels (0.7%)
36,607	Ryman Hospitality Properties	3,154,425

	REITS - Single Tenant (0.4%)
73,077	Store Capital Corp.	2,030,810

	Super-Regional Banks - US (0.5%)
25,024	Comerica, Inc.	2,257,165

	Total Financials	68,100,260

	Healthcare (13.2%)

	Medical Equipment (1.9%)
66,904	Boston Scientific Corp.+	2,575,804
13,152	Edwards Lifesciences Corp.+	2,289,763
14,266	Teleflex, Inc.	3,796,040
		8,661,607
	Medical Laboratories & Testing Services (3.0%)
49,170	Catalent, Inc.+	2,239,694
32,470	Charles River Laboratories International, Inc.+	4,368,514
16,437	IQVIA Holdings, Inc.+	2,132,536
26,251	Laboratory Corp. of America Holdings+	4,559,274
		13,300,018

	Medical Products (1.5%)
31,621	Baxter International, Inc.	2,437,663
42,458	Hill-Rom Holdings, Inc.	4,008,035
		6,445,698

	Medical - Biomedical/Gene (1.0%)
14,373	Bio-Rad Laboratories, Inc.+	4,498,605

	Medical - Drugs (1.0%)
49,993	Zoetis, Inc.	4,577,359

	Medical - HMO (1.7%)
39,141	Centene Corp.+	5,666,834
6,288	WellCare Health Plans, Inc.+	2,015,241
		7,682,075

	Medical - Hospitals (1.3%)
40,345	HCA Healthcare, Inc.	5,612,796

	Physical Therapy/Rehabilitation Centers (1.1%)
65,146	Encompass Health Corp.	5,078,131

	Respiratory Products (0.7%)
28,220	ResMed, Inc.	3,254,895

	Total Healthcare	59,111,184

	Industrials (19.8%)

	Advanced Materials/Products (0.5%)
34,594	Hexcel Corp.	2,319,528

	Aerospace/Defense - Equipment (3.8%)
15,849	Harris Corp.	2,681,809
12,188	L3 Technologies, Inc.	2,591,413
6,714	Northrop Grumman Corp.	2,130,822
12,883	Teledyne Technologies, Inc.+	3,177,978
18,052	TransDigm Group, Inc.+	6,720,760
		17,302,782

	Commercial Services (1.1%)
13,629	Cintas Corp.	2,695,952
4,844	CoStar Group, Inc.+	2,038,549
		4,734,501

	Commercial Services - Finance (3.6%)
16,017	Equifax, Inc.	2,091,340
117,667	IHS Markit Ltd.+	6,349,311
106,223	TransUnion	7,815,888
		16,256,539

	Consulting Services (1.1%)
40,662	Verisk Analytics, Inc.+	4,901,804

	Distribution/Wholesale (3.2%)
94,297	HD Supply Holdings, Inc.+	4,034,969
98,595	KAR Auction Services, Inc.	5,885,136
26,164	SiteOne Landscape Supply, Inc.+	1,971,196
6,690	WW Grainger, Inc.	2,391,073
		14,282,374

	Electronic Measurement Instruments (0.5%)
27,334	Fortive Corp.	2,301,523

	Human Resources (0.6%)
34,186	ASGN, Inc.+	2,698,301

	Machinery - General Industry (0.8%)
12,328	Roper Technologies, Inc.	3,651,677

	Rental Auto/Equipment (0.4%)
12,056	United Rentals, Inc.+	1,972,362

	Retail - Automobile (0.7%)
63,708	Copart, Inc.+	3,282,873

	Transport - Rail (0.5%)
11,566	Norfolk Southern Corp.	2,087,663

	Transportation - Truck (0.9%)
35,455	XPO Logistics, Inc.+	4,047,897

	Waste Management (2.1%)
68,145	Republic Services, Inc.	4,951,416
55,350	Waste Connections, Inc.	4,415,270
		9,366,686

	Total Industrials	89,206,510

	Information Technology (21.2%)

	Applications Software (1.4%)
14,745	Intuit, Inc.	3,353,013
29,412	PTC, Inc.+	3,123,260
		6,476,273

	Commercial Services - Finance (3.8%)
59,441	Global Payments, Inc.	7,572,783
24,102	Square, Inc.+	2,386,339
21,806	Total System Services, Inc.	2,153,124
46,885	Worldpay, Inc.+	4,748,044
		16,860,290

	Computer Data Security (1.1%)
53,777	Fortinet, Inc.+	4,962,004

	Computer Software (2.0%)
28,221	Citrix Systems, Inc.	3,137,046
104,358	SS&C Technologies Holdings, Inc.	5,930,665
		9,067,711

	Computers (0.7%)
34,350	Dell Technologies, Inc.+	3,336,072

	Computers - Memory Devices (0.5%)
26,699	NetApp, Inc.	2,293,177

	Consulting Services (1.7%)
81,195	Booz Allen Hamilton Holding Corp.	4,029,708
22,138	Gartner, Inc.+	3,508,873
		7,538,581

	Data Processing/Management (3.7%)
27,192	Broadridge Financial Solutions, Inc.	3,587,984
11,794	Fair Isaac Corp.+	2,695,519
68,360	Fidelity National Information Services, Inc.	7,456,025
34,224	Fiserv, Inc.+	2,819,373
		16,558,901

	Electronic Measurement Instruments (1.2%)
49,052	FLIR Systems, Inc.	3,015,226
32,171	Keysight Technologies, Inc.+	2,132,294
		5,147,520

	Internet Security (0.7%)
13,233	Palo Alto Networks, Inc.+	2,980,866

	Office Automation & Equipment (2.3%)
87,870	CDW Corp.	7,813,400
14,619	Zebra Technologies Corp.+	2,585,078
		10,398,478

	Travel Services (0.7%)
123,971	Sabre Corp.	3,233,164

	Web Hosting/Design (0.5%)
28,756	GoDaddy, Inc.+	2,397,963

	Wireless Equipment (0.9%)
30,578	Motorola Solutions, Inc.	3,979,421

	Total Information Technology	95,230,421

	Materials (1.6%)

	Containers - Metal/Glass (0.6%)
61,925	Ball Corp.	2,724,081

	Containers - Paper/Plastic (0.4%)
137,589	Graphic Packaging International, Inc.	1,927,622

	Miscellaneous Manufacturer (0.6%)
24,491	AptarGroup, Inc.	2,638,660

	Total Materials	7,290,363

	Utilities (0.6%)

	Independent Power Producers (0.6%)
67,382	NRG Energy, Inc.	2,520,087

	Total Common Stocks (cost $347,148,834)	437,725,546

Shares	Short-Term Investment (4.2%)

18,819,160	Dreyfus Treasury & Agency Cash Management - Institutional Shares, 1.96%* (cost $18,819,160)		18,819,160

	Total Investments (cost $365,967,994 - note b)	101.6%	456,544,706
	Other assets less liabilities	(1.6)	(7,067,013)
	Net Assets	100.0%	$449,477,693

	+ Non-income producing security.

	* The rate is an annualized seven-day yield at period end.

Percent of
Common
Portfolio Distribution	Stocks
Advanced Materials/Products	0.5%
Aerospace/Defense - Equipment	4.0
Applications Software	1.5
Beverages - Non-Alcoholic	0.5
Beverages - Wine/Spirits	0.6
Casino Hotels	0.7
Casino Services	1.2
Commercial Banks	3.1
Commercial Services - Finance	8.2
Commercial Services	2.8
Computer Data Security	1.1
Computer Software	2.1
Computers - Memory Devices	0.5
Computers	0.8
Consulting Services	2.8
Containers - Metal/Glass	0.6
Containers - Paper/Plastic	0.4
Data Processing/Management	3.8
Decision Support Software	1.0
Distribution/Wholesale	4.3
E-Commerce/Services	0.5
Electronic Measurement Instruments	1.7
Fiduciary Banks	0.4
Finance - Investment Banker/Broker	2.5
Finance - Other Services	0.9
Food - Catering	0.6
Food - Miscellaneous/Diversified	1.6
Food - Wholesale/Distributors	0.7
Funeral Service & Related Items	1.2
Hotels & Motels	2.0
Human Resources	0.6
Independent Power Producers	0.6
Insurance Brokers	0.5
Internet Connectivity Services	0.8
Internet Content - Entertainment	0.3
Internet Security	0.7
Investment Management/Advisor Service	0.6
Machinery - General Industry	0.8
Medical - Biomedical/Gene	1.0
Medical - Drugs	1.0
Medical - HMO	1.8
Medical - Hospitals	1.3
Medical Equipment	2.0
Medical Laboratories & Testing Services	3.0
Medical Products	1.5
Midstream Oil & Gas	2.1
Miscellaneous Manufacturer	0.6
Office Automation & Equipment	2.4
Oil Company - Exploration & Production	2.3
Oil Field Machinery & Equipment	0.4

Oil Refining & Marketing	0.7
Physical Therapy/Rehabilitation Centers	1.2
Professional Sports	0.5
Property/Casualty Insurance	1.5
Racetracks	1.2
Radio	1.1
Real Estate Management/Service	0.7
Recreational Centers	0.7
REITS - Diversified	2.1
REITS - Hotels	0.7
REITS - Single Tenant	0.5
Rental Auto/Equipment	0.5
Resorts/Theme Parks	1.2
Respiratory Products	0.7
Retail - Automobile	0.8
Retail - Restaurants	0.8
Retail - Vision Service Center	0.4
Schools	1.1
Super-Regional Banks - US	0.5
Theaters	0.6
Transport - Rail	0.5
Transportation - Truck	0.9
Travel Services	0.7
Waste Management	2.1
Web Hosting/Design	0.5
Wireless Equipment	0.9
100.0%

See accompanying notes to financial statements.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2018
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2018 , the net unrealized appreciation on investments, based on cost for federal income tax purposes of $366,615,357 amounted to $89,929,349, which consisted of aggregate gross unrealized appreciation of $93,298,828 and aggregate gross unrealized depreciation of $3,369,479.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2018:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices:
Common Stocks and Short-Term Investment	$456,544,706
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$456,544,706
+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA FUNDS TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
November XX, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
November XX, 2018

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
November XX, 2018